UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2944
Oppenheimer Rising Dividends Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/30/2010

Item 1. Reports to Stockholders.
April 30, 2010 Oppenheimer Management Rising Dividends Commentaries and Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Pharmaceuticals	9.4%
Oil, Gas & Consumable Fuels	9.1
Capital Markets	5.4
Textiles, Apparel & Luxury Goods	4.5
Software	4.4
Semiconductors & Semiconductor Equipment	4.0
Computers & Peripherals	3.8
Diversified Financial Services	3.3
Media	3.3
Chemicals	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Microsoft Corp.	2.5%
JPMorgan Chase & Co.	2.3
Exxon Mobil Corp.	2.0
Johnson & Johnson	2.0
McDonald’s Corp.	2.0
Merck & Co., Inc.	2.0
International Business Machines Corp.	2.0
Oracle Corp.	1.9
Walt Disney Co. (The)	1.9
Hewlett-Packard Co.	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com
8 | OPPENHEIMER RISING DIVIDENDS FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on the total market value of common stocks.
9 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. OppenheimerFunds, Inc. became the Fund’s adviser on 11/22/95 and assumed responsibility for the day-to-day management of the Fund’s portfolio on 1/1/05. From 11/22/95 to 12/31/04, OpCap Advisors was the Fund’s subadvisor.
Class A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER RISING DIVIDENDS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER RISING DIVIDENDS FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2009	April 30, 2010	April 30, 2010

Actual
Class A	$1,000.00	$1,132.40	$6.10
Class B	1,000.00	1,127.50	10.87
Class C	1,000.00	1,129.00	10.23
Class N	1,000.00	1,131.00	7.85
Class Y	1,000.00	1,134.30	4.35

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.09	5.77
Class B	1,000.00	1,014.63	10.29
Class C	1,000.00	1,015.22	9.69
Class N	1,000.00	1,017.46	7.43
Class Y	1,000.00	1,020.73	4.12
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.15%
Class B	2.05
Class C	1.93
Class N	1.48
Class Y	0.82
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS April 30, 2010 / Unaudited

	Shares	Value

Common Stocks—98.0%
Consumer Discretionary—12.0%
Hotels, Restaurants & Leisure—2.0%
McDonald’s Corp.	502,900	$35,499,711

Media—3.3%
Time Warner Cable, Inc.	448,000	25,200,000
Walt Disney Co. (The)	905,700	33,365,988

		58,565,988

Specialty Retail—2.2%
Tiffany & Co.	459,900	22,295,952
TJX Cos., Inc. (The)	379,500	17,586,030

		39,881,982

Textiles, Apparel & Luxury Goods—4.5%
Coach, Inc.	669,800	27,964,150
Nike, Inc., Cl. B	422,000	32,034,020
Polo Ralph Lauren Corp., Cl. A	222,500	20,002,750

		80,000,920

Consumer Staples—9.7%
Beverages—1.5%
PepsiCo, Inc.	399,300	26,042,346

Food & Staples Retailing—1.7%
CVS Caremark Corp.	238,400	8,804,112
Wal-Mart Stores, Inc.	416,000	22,318,400

		31,122,512

Food Products—2.6%
General Mills, Inc.	258,600	18,407,148
Nestle SA, Sponsored ADR	243,800	11,921,820
Unilever NV, NY Shares	536,400	16,231,464

		46,560,432

Household Products—2.5%
Colgate-Palmolive Co.	322,200	27,097,020
Procter & Gamble Co. (The)	287,400	17,864,784

		44,961,804

Tobacco—1.4%
Philip Morris International, Inc.	510,108	25,036,101

Energy—11.1%
Energy Equipment & Services—2.0%
Halliburton Co.	413,400	12,670,710
Schlumberger Ltd.	333,700	23,832,854

		36,503,564

Oil, Gas & Consumable Fuels—9.1%
Apache Corp.	198,000	20,148,480
Chevron Corp.	343,800	27,999,072
ConocoPhillips	412,900	24,439,551
EOG Resources, Inc.	132,700	14,878,324
Exxon Mobil Corp.	528,335	35,847,530
Marathon Oil Corp.	404,400	13,001,460
Occidental Petroleum Corp.	209,800	18,600,868
Peabody Energy Corp.	175,100	8,180,672

		163,095,957

Financials—14.6%
Capital Markets—5.4%
Bank of New York Mellon Corp.	561,600	17,482,608
Charles Schwab Corp. (The)	1,125,900	21,718,611
Credit Suisse Group AG, ADR[1]	257,900	11,786,030
Goldman Sachs Group, Inc. (The)	181,900	26,411,880
T. Rowe Price Group, Inc.	329,600	18,955,296

		96,354,425
F1 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks—2.3%
U.S. Bancorp	484,700	$12,975,419
Wells Fargo & Co.	871,100	28,842,121

		41,817,540

Consumer Finance—1.4%
American Express Co.	520,300	23,996,236

Diversified Financial Services—3.3%
Bank of America Corp.	998,800	17,808,604
JPMorgan Chase & Co.	969,900	41,298,342

		59,106,946

Insurance—2.2%
Chubb Corp.	334,100	17,663,867
Prudential Financial, Inc.	351,400	22,334,984

		39,998,851

Health Care—12.1%
Health Care Equipment & Supplies—2.7%
Baxter International, Inc.	459,600	21,702,312
Covidien plc	351,400	16,863,686
Stryker Corp.	155,000	8,903,200

		47,469,198

Pharmaceuticals—9.4%
Abbott Laboratories	153,400	7,847,944
Allergan, Inc.	275,800	17,565,702
Bristol-Myers Squibb Co.	718,000	18,158,220
Johnson & Johnson	554,600	35,660,780
Merck & Co., Inc.	1,003,800	35,173,152
Novo Nordisk AS, Sponsored ADR	233,100	19,137,510
Pfizer, Inc.	1,070,700	17,902,104
Roche Holding AG	108,396	17,133,448

		168,578,860
Industrials—10.7%
Aerospace & Defense—3.0%
Raytheon Co.	373,900	21,798,370
United Technologies Corp.	414,121	31,038,369

		52,836,739

Air Freight & Logistics—1.0%
United Parcel Service, Inc., Cl. B	271,600	18,778,424

Electrical Equipment—1.0%
Emerson Electric Co.	348,400	18,196,932

Industrial Conglomerates—3.1%
3M Co.	215,700	19,126,119
General Electric Co.	1,246,300	23,505,218
Tyco International Ltd.	341,700	13,254,543

		55,885,880

Machinery—1.6%
Cummins, Inc.	143,500	10,365,005
Deere & Co.	291,200	17,419,584

		27,784,589

Road & Rail—1.0%
Union Pacific Corp.	239,800	18,143,268

Information Technology—18.0%
Communications Equipment—1.6%
QUALCOMM, Inc.	755,800	29,279,692

Computers & Peripherals—3.8%
Hewlett-Packard Co.	639,500	33,234,815
International Business Machines Corp.	271,100	34,971,900

		68,206,715

Electronic Equipment & Instruments—1.4%
Corning, Inc.	1,326,200	25,529,350

IT Services—2.8%
Accenture plc, Cl. A	632,900	27,619,756
Visa, Inc., Cl. A	238,900	21,555,947

		49,175,703
F2 | OPPENHEIMER RISING DIVIDENDS FUND

	Shares	Value

Semiconductors & Semiconductor Equipment—4.0%
Broadcom Corp., Cl. A	261,100	$9,005,339
Intel Corp.	788,400	17,999,172
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,434,872	25,785,294
Texas Instruments, Inc.	706,700	18,381,267

		71,171,072

Software—4.4%
Microsoft Corp.	1,459,930	44,586,262
Oracle Corp.	1,345,600	34,770,304

		79,356,566

Materials—3.1%
Chemicals—3.1%
E.I. du Pont de Nemours & Co.	564,700	22,497,648
Monsanto Co.	125,800	7,932,948
Praxair, Inc.	308,000	25,801,160

		56,231,756

Telecommunication Services—2.9%
Diversified Telecommunication Services—2.9%
AT&T, Inc.	1,038,100	27,052,886
Verizon Communications, Inc.	840,700	24,287,823

		51,340,709

Utilities—3.8%
Electric Utilities—1.0%
FPL Group, Inc.	358,100	18,639,105

Multi-Utilities—2.8%
PG&E Corp.	368,400	16,135,920
Public Service Enterprise Group, Inc.	505,700	16,248,141
Wisconsin Energy Corp.	325,400	17,086,754

		49,470,815

Total Common Stocks (Cost $1,571,454,621)		1,754,620,688

Investment Company—1.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,3] (Cost $30,005,089)	30,005,089	30,005,089
Total Investments, at Value (Cost $1,601,459,710)	99.7%	1,784,625,777
Other Assets Net of Liabilities	0.3	4,736,367

Net Assets	100.0%	$1,789,362,144

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of April 30, 2010.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2009	Additions	Reductions	April 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	16,927,997	359,255,819	346,178,727	30,005,089

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$30,005,089	$34,635
F3 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$213,948,601	$—	$—	$213,948,601
Consumer Staples	173,723,195	—	—	173,723,195
Energy	199,599,521	—	—	199,599,521
Financials	261,273,998	—	—	261,273,998
Health Care	216,048,058	—	—	216,048,058
Industrials	191,625,832	—	—	191,625,832
Information Technology	322,719,098	—	—	322,719,098
Materials	56,231,756	—	—	56,231,756
Telecommunication Services	51,340,709	—	—	51,340,709
Utilities	68,109,920	—	—	68,109,920
Investment Company	30,005,089	—	—	30,005,089

Total Assets	$1,784,625,777	$—	$—	$1,784,625,777

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,571,454,621)	$1,754,620,688
Affiliated companies (cost $30,005,089)	30,005,089

1,784,625,777
Cash	283,351
Receivables and other assets:
Shares of beneficial interest sold	5,426,709
Dividends	2,935,756
Other	152,572

Total assets	1,793,424,165

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	2,961,946
Transfer and shareholder servicing agent fees	352,180
Distribution and service plan fees	336,711
Trustees’ compensation	209,854
Shareholder communications	109,613
Other	91,717

Total liabilities	4,062,021

Net Assets	$1,789,362,144

Composition of Net Assets
Par value of shares of beneficial interest	$124,750,064
Additional paid-in capital	1,724,606,954
Accumulated net investment income	2,747,543
Accumulated net realized loss on investments and foreign currency transactions	(245,914,506)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	183,172,089

Net Assets	$1,789,362,144

F5 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,258,846,757 and 86,039,039 shares of beneficial interest outstanding)	$14.63
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.52

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $111,833,687 and 8,415,063 shares of beneficial interest outstanding)	$13.29

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $243,022,962 and 18,346,184 shares of beneficial interest outstanding)	$13.25

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,194,145 and 6,304,456 shares of beneficial interest outstanding)	$14.47

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $84,464,593 and 5,645,322 shares of beneficial interest outstanding)	$14.96
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $410,358)	$21,684,342
Affiliated companies	34,635
Interest	119

Total investment income	21,719,096

Expenses
Management fees	5,100,648
Distribution and service plan fees:
Class A	1,415,497
Class B	534,810
Class C	1,098,463
Class N	193,250
Transfer and shareholder servicing agent fees:
Class A	1,404,736
Class B	249,045
Class C	292,639
Class N	129,826
Class Y	60,302
Shareholder communications:
Class A	103,786
Class B	25,539
Class C	21,455
Class N	4,480
Class Y	854
Trustees’ compensation	23,579
Custodian fees and expenses	6,012
Other	217,254

Total expenses	10,882,175
Less waivers and reimbursements of expenses	(94,212)

Net expenses	10,787,963

Net Investment Income	10,931,133
F7 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies (including premiums on options exercised)	$73,575,531
Closing and expiration of option contracts written	1,985,246
Foreign currency transactions	22,976

Net realized gain	75,583,753
Net change in unrealized appreciation/depreciation on:
Investments	114,153,971
Translation of assets and liabilities denominated in foreign currencies	(856,352)

Net change in unrealized appreciation/depreciation	113,297,619

Net Increase in Net Assets Resulting from Operations	$199,812,505

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER RISING DIVIDENDS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Operations
Net investment income	$10,931,133	$26,821,657
Net realized gain (loss)	75,583,753	(246,926,348)
Net change in unrealized appreciation/depreciation	113,297,619	310,503,829

Net increase in net assets resulting from operations	199,812,505	90,399,138

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,059,588)	(19,037,987)
Class B	(489,617)	(1,458,937)
Class C	(1,184,357)	(3,018,748)
Class N	(506,293)	(923,645)
Class Y	(640,000)	(1,225,544)

	(11,879,855)	(25,664,861)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	71,211,816	357,592,025
Class B	(3,245,088)	24,224,964
Class C	18,598,859	90,556,160
Class N	18,974,356	34,510,362
Class Y	18,100,702	28,236,744

	123,640,645	535,120,255

Net Assets
Total increase	311,573,295	599,854,532
Beginning of period	1,477,788,849	877,934,317

End of period (including accumulated net investment income of $2,747,543 and $3,696,265, respectively)	$1,789,362,144	$1,477,788,849

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER RISING DIVIDENDS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.02	$12.87	$22.09	$20.54	$22.00	$19.91

Income (loss) from investment operations:
Net investment income[1]	.10	.28	.28	.18	.15	.18
Net realized and unrealized gain (loss)	1.62	.13	(5.54)	3.50	2.71	2.10

Total from investment operations	1.72	.41	(5.26)	3.68	2.86	2.28

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.26)	(.39)	(.15)	(.14)	(.17)
Distributions from net realized gain	—	—	(3.57)	(1.98)	(4.18)	(.02)

Total dividends and/or distributions to shareholders	(.11)	(.26)	(3.96)	(2.13)	(4.32)	(.19)

Net asset value, end of period	$14.63	$13.02	$12.87	$22.09	$20.54	$22.00

Total Return, at Net Asset Value[2]	13.24%	3.35%	(28.42)%	19.51%	15.15%	11.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,258,847	$1,053,725	$650,367	$744,513	$667,857	$648,207

Average net assets (in thousands)	$1,174,725	$878,403	$719,247	$714,497	$648,589	$674,531

Ratios to average net assets:[3]
Net investment income	1.50%	2.33%	1.67%	0.84%	0.77%	0.85%
Total expenses	1.15%[4]	1.25%[4]	1.13%[4]	1.13%[4]	1.17%[4]	1.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.25%	1.13%	1.13%	1.17%	1.24%

Portfolio turnover rate	57%	108%	49%	189%	108%	129%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.15%
Year Ended October 31, 2009	1.25%
Year Ended October 31, 2008	1.13%
Year Ended October 31, 2007	1.13%
Year Ended October 31, 2006	1.17%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER RISING DIVIDENDS FUND

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.84	$11.74	$20.36	$19.09	$20.75	$18.77

Income (loss) from investment operations:
Net investment income (loss)[1]	.04	.16	.14	—2	(.01)	.01
Net realized and unrealized gain (loss)	1.47	.11	(5.07)	3.25	2.53	1.99

Total from investment operations	1.51	.27	(4.93)	3.25	2.52	2.00

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.17)	(.12)	—	—	—
Distributions from net realized gain	—	—	(3.57)	(1.98)	(4.18)	(.02)

Total dividends and/or distributions to shareholders	(.06)	(.17)	(3.69)	(1.98)	(4.18)	(.02)

Net asset value, end of period	$13.29	$11.84	$11.74	$20.36	$19.09	$20.75

Total Return, at Net Asset Value[3]	12.75%	2.44%	(28.99)%	18.54%	14.19%	10.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,834	$102,754	$75,242	$111,226	$124,694	$133,285

Average net assets (in thousands)	$108,082	$92,119	$94,521	$120,149	$126,145	$152,012

Ratios to average net assets:[4]
Net investment income (loss)	0.62%	1.47%	0.88%	0.02%	(0.04)%	0.05%
Total expenses	2.16%[5]	2.29%[5]	1.94%[5]	1.95%[5]	1.99%[5]	2.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.05%	2.12%	1.94%	1.95%	1.99%	2.08%

Portfolio turnover rate	57%	108%	49%	189%	108%	129%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.16%
Year Ended October 31, 2009	2.29%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.95%
Year Ended October 31, 2006	1.99%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER RISING DIVIDENDS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.80	$11.71	$20.35	$19.09	$20.75	$18.79

Income (loss) from investment operations:
Net investment income (loss)[1]	.05	.18	.13	.01	(.01)	—[2]
Net realized and unrealized gain (loss)	1.47	.11	(5.04)	3.23	2.53	2.00

Total from investment operations	1.52	.29	(4.91)	3.24	2.52	2.00

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.20)	(.16)	—[2]	—	(.02)
Distributions from net realized gain	—	—	(3.57)	(1.98)	(4.18)	(.02)

Total dividends and/or distributions to shareholders	(.07)	(.20)	(3.73)	(1.98)	(4.18)	(.04)

Net asset value, end of period	$13.25	$11.80	$11.71	$20.35	$19.09	$20.75

Total Return, at Net Asset Value[3]	12.90%	2.65%	(28.97)%	18.49%	14.19%	10.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$243,023	$199,513	$98,658	$100,557	$91,390	$88,272

Average net assets (in thousands)	$221,964	$159,905	$101,743	$97,225	$88,297	$89,578

Ratios to average net assets:[4]
Net investment income (loss)	0.72%	1.70%	0.88%	0.04%	(0.05)%	0.01%
Total expenses	1.94%[5]	2.04%[5]	1.92%[5]	1.94%[5]	1.99%[5]	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.93%	1.85%	1.92%	1.94%	1.99%	2.06%

Portfolio turnover rate	57%	108%	49%	189%	108%	129%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.94%
Year Ended October 31, 2009	2.04%
Year Ended October 31, 2008	1.92%
Year Ended October 31, 2007	1.94%
Year Ended October 31, 2006	1.99%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER RISING DIVIDENDS FUND

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.88	$12.74	$21.86	$20.35	$21.83	$19.77

Income (loss) from investment operations:
Net investment income[1]	.08	.26	.23	.12	.09	.11
Net realized and unrealized gain (loss)	1.60	.13	(5.48)	3.46	2.69	2.10

Total from investment operations	1.68	.39	(5.25)	3.58	2.78	2.21

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.25)	(.30)	(.09)	(.08)	(.13)
Distributions from net realized gain	—	—	(3.57)	(1.98)	(4.18)	(.02)

Total dividends and/or distributions to shareholders	(.09)	(.25)	(3.87)	(2.07)	(4.26)	(.15)

Net asset value, end of period	$14.47	$12.88	$12.74	$21.86	$20.35	$21.83

Total Return, at Net Asset Value[2]	13.10%	3.22%	(28.61)%	19.12%	14.83%	11.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,194	$63,601	$25,514	$25,522	$22,052	$22,418

Average net assets (in thousands)	$78,246	$42,684	$24,966	$23,724	$21,756	$21,527

Ratios to average net assets:[3]
Net investment income	1.13%	2.17%	1.41%	0.56%	0.48%	0.51%
Total expenses	1.50%[4]	1.56%[4]	1.40%[4]	1.41%[4]	1.46%[4]	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.48%	1.35%	1.40%	1.41%	1.46%	1.53%

Portfolio turnover rate	57%	108%	49%	189%	108%	129%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.50%
Year Ended October 31, 2009	1.56%
Year Ended October 31, 2008	1.40%
Year Ended October 31, 2007	1.41%
Year Ended October 31, 2006	1.46%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER RISING DIVIDENDS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.31	$13.15	$22.51	$20.89	$22.33	$20.19

Income (loss) from investment operations:
Net investment income[1]	.13	.34	.34	.23	.19	.24
Net realized and unrealized gain (loss)	1.65	.12	(5.66)	3.56	2.75	2.14

Total from investment operations	1.78	.46	(5.32)	3.79	2.94	2.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.30)	(.47)	(.19)	(.20)	(.22)
Distributions from net realized gain	—	—	(3.57)	(1.98)	(4.18)	(.02)

Total dividends and/or distributions to shareholders	(.13)	(.30)	(4.04)	(2.17)	(4.38)	(.24)

Net asset value, end of period	$14.96	$13.31	$13.15	$22.51	$20.89	$22.33

Total Return, at Net Asset Value[2]	13.43%	3.75%	(28.21)%	19.79%	15.34%	11.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$84,464	$58,196	$28,153	$43,678	$32,897	$32,926

Average net assets (in thousands)	$71,446	$48,672	$33,210	$37,219	$30,419	$32,408

Ratios to average net assets:[3]
Net investment income	1.80%	2.77%	2.00%	1.08%	0.98%	1.08%
Total expenses	0.82%[4]	0.82%[4]	0.83%[4]	0.89%[4]	0.96%[4]	0.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.82%	0.83%	0.89%	0.96%	0.98%

Portfolio turnover rate	57%	108%	49%	189%	108%	129%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	0.82%
Year Ended October 31, 2009	0.82%
Year Ended October 31, 2008	0.83%
Year Ended October 31, 2007	0.89%
Year Ended October 31, 2006	0.96%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rising Dividends Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
F15 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
F16 | OPPENHEIMER RISING DIVIDENDS FUND

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income
F17 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2009, the Fund had available unused capital loss carryforwards as follows:

Expiring

2016	$73,282,648
2017	233,567,026

Total	$306,849,674

As of April 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $231,265,921 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2010, it is estimated that the Fund will utilize $75,583,753 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,618,700,662

Gross unrealized appreciation	$185,996,050
Gross unrealized depreciation	(20,070,935)

Net unrealized appreciation	$165,925,115

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution
F18 | OPPENHEIMER RISING DIVIDENDS FUND

method with respect to their benefits under the Plan. During the six months ended April 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$9,789
Payments Made to Retired Trustees	17,195
Accumulated Liability as of April 30, 2010	168,155
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F19 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized unlimited number of $1.00 par value beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	14,944,064	$209,814,931	43,901,819	$512,906,329
Dividends and/or distributions reinvested	601,423	8,438,116	1,470,654	17,768,397
Acquisition—Note 7	—	—	7,127,545	87,241,151
Redeemed	(10,458,170)	(147,041,231)	(22,077,191)	(260,323,852)

Net increase	5,087,317	$71,211,816	30,422,827	$357,592,025

Class B
Sold	1,550,896	$19,827,061	4,764,115	$50,371,013
Dividends and/or distributions reinvested	36,226	460,029	125,907	1,383,311
Acquisition—Note 7	—	—	987,395	11,019,325
Redeemed	(1,852,262)	(23,532,178)	(3,605,593)	(38,548,685)

Net increase (decrease)	(265,140)	$(3,245,088)	2,271,824	$24,224,964

Class C
Sold	3,570,322	$45,604,677	10,886,642	$115,485,795
Dividends and/or distributions reinvested	81,892	1,038,257	243,392	2,679,861
Acquisition—Note 7	—	—	1,716,160	19,100,859
Redeemed	(2,210,185)	(28,044,075)	(4,367,327)	(46,710,355)

Net increase	1,442,029	$18,598,859	8,478,867	$90,556,160

F20 | OPPENHEIMER RISING DIVIDENDS FUND

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	2,281,387	$31,749,984	4,118,867	$48,409,237
Dividends and/or distributions reinvested	31,673	439,346	66,990	809,639
Acquisition—Note 7	—	—	233,833	2,831,722
Redeemed	(947,950)	(13,214,974)	(1,482,796)	(17,540,236)

Net increase	1,365,110	$18,974,356	2,936,894	$34,510,362

Class Y
Sold	1,720,856	$24,530,957	4,595,584	$56,874,124
Dividends and/or distributions reinvested	42,864	615,155	99,180	1,219,639
Redeemed	(491,029)	(7,045,410)	(2,462,861)	(29,857,019)

Net increase	1,272,691	$18,100,702	2,231,903	$28,236,744

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,034,471,688	$912,213,984
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $800 million	0.65%
Next $700 million	0.60
Next $1.0 billion	0.58
Over $2.5 billion	0.56
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2010, the Fund paid $2,058,677 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
F21 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set that rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$3,942,825
Class C	5,149,836
Class N	1,127,775
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2010	$525,055	$961	$100,696	$13,244	$848
Waivers and Reimbursements of Expenses. Effective from November 17, 2008 to November 16, 2009, the Manager voluntarily agreed to waive fees and/or reimburse certain expenses so that the “Total Annual Operating Expenses” would not exceed 1.85%
F22 | OPPENHEIMER RISING DIVIDENDS FUND

of average annual net assets for Class C shares and 1.35% of average annual net assets for Class N shares. Those expense limitations did not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. During the six months ended April 30, 2010, the Manager reimbursed the Fund $10,227 and $4,350 for Class C and Class N shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2010, the Manager waived fees and/or reimbursed the Fund $16,417 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$61,210
Class N	2,008
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
F23 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation
F24 | OPPENHEIMER RISING DIVIDENDS FUND

to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
	Investments from	Closing and
Derivatives not	unaffiliated companies	expiration of
Accounted for as	(including premiums on	option contracts
Hedging Instruments	options exercised)*	written	Total

Equity contracts	$595,675	$1,985,246	$2,580,921

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
F25 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended April 30, 2010 was as follows:

	Call Options
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of October 31, 2009	$—	$—
Options written	52,179	2,580,921
Options closed or expired	(39,269)	(1,985,246)
Options exercised	(12,910)	(595,675)

Options outstanding as of April 30, 2010	$—	$—

6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Acquisition of Oppenheimer Dividend Growth Fund
On November 13, 2008, the Fund acquired all of the net assets of Oppenheimer Dividend Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Dividend Growth Fund shareholders on November 7, 2008. The exchange qualified as a tax-free reorganization for federal income tax purposes.
F26 | OPPENHEIMER RISING DIVIDENDS FUND

Details of the merger are shown in the following table:

	Exchange
	Ratio to One
	Share of the	Shares of	Value of Issued
	Oppenheimer	Beneficial	Shares of	Combined Net
	Dividend	Interest Issued	Beneficial	Assets on
	Growth Fund	by the Fund	Interest	November 13, 2008[1]

Class A	0.686816	7,127,545	$87,241,151	$631,628,331
Class B	0.751047	987,395	$11,019,325	$71,849,088
Class C	0.752626	1,716,160	$19,100,859	$97,658,544
Class N	0.693418	233,833	$2,831,722	$24,516,804

1.	The net assets acquired included net unrealized depreciation of $27,980,082 and an unused capital loss carry-forward of $9,747,203, potential utilization subject to tax limitations.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Trustees as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
F27 | OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F28 | OPPENHEIMER RISING DIVIDENDS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER RISING DIVIDENDS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rising Dividends Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	06/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	06/07/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	06/07/2010